Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Disclosure of Taxation (Expense)/Credit

	SA Rand
Figures in million	2025	2024	2023
SA taxation
Mining tax (a)	3 968	2 309	631
– current year	3 968	2 313	633
– prior year	—	(4)	(2)
Non-mining tax (b)	204	107	12
– current year	202	107	6
– prior year	2	—	6
Deferred tax (c)	2 486	666	1 080
– current year	2 486	666	1 080

Total taxation expense	6 658	3 082	1 723
(a)Mining tax on gold mining taxable income in South Africa is determined according to a formula, based on the taxable income from mining operations. 5% of total revenue is exempt from taxation, while the remainder is taxable at a higher rate (up to a maximum of 33%) than non-mining income (27%) as a result of applying the gold mining formula. Mining and non-mining income of Australian and PNG entities are taxed at a standard rate of 30%.
All qualifying mining capital expenditure is deducted from taxable mining income to the extent that it does not result in an assessed loss. Accounting depreciation is eliminated when calculating the South African mining taxable income. Excess capital expenditure is carried forward as unredeemed capital to be claimed from future mining taxable income. The group has several tax paying entities in South Africa. In terms of the mining ring-fencing application, each ring-fenced mine is treated separately and deductions can normally only be utilised against mining income generated from the relevant ring-
fenced mine.
The increased mining tax expense is mainly attributable to the increased gold price realised, resulting in a significant increase in the profitability of the group's operations. Additionally, the increase for Golden Core Trade and Invest
(Proprietary) Limited, the legal entity which owns the Mponeng operation, was due to higher quantities of gold sold.
11Taxation continued
(a)mining tax continued
The following legal entities contributed significantly to the mining tax expense:

	SA Rand
Figures in million	2025	2024	2023
Harmony Gold Mining Company Limited (Harmony Company)	253	144	—
Golden Core Trade and Invest (Proprietary) Limited (Mponeng)	1 990	1 129	272
Freegold (Harmony) (Proprietary) Limited (Freegold)	365	235	—
Harmony Moab Khotsong Operations (Proprietary) Limited (Moab)	688	539	263
Kalahari Goldridge Mining Company Limited (Kalgold)	135	42	—
Randfontein Estates Limited (Randfontein)	216	42	—
Tswelopele Beneficiation Operation Proprietary Limited (TBO)	269	181	97
The mining tax rate remained unchanged at 33% for the 2025, 2024 and 2023 financial years. Additionally, there is an annual limitation of assessed loss utilisation to 80% of taxable income applicable for the 2025, 2024 and 2023 financial years.
(b)Non-mining taxable income of mining companies and the taxable income for non-mining companies are taxed at the statutory corporate rate of 27%. The expense for the 2025 and 2024 financial years relate mainly to non-mining tax on interest income received in Harmony Company.
The non-mining tax rate and statutory corporate rate remained unchanged at 27% for the 2025, 2024 and 2023 financial years. Additionally, there is an annual limitation of assessed loss utilisation to 80% of taxable income applicable for the
2025, 2024 and 2023 financial years.
(c)The deferred tax rate used to calculate deferred tax is based on the current estimate of future profitability when temporary differences will reverse based on tax rates and tax laws that have been enacted at the balance sheet date. Depending on the profitability of the operations, the deferred tax rate can consequently be significantly different from year to year.
Following the completion of the annual life-of-mine plans, management revised the weighted average deferred tax rates for all the South African operations. The higher gold price assumptions used resulted in an increase in the estimated profitability and consequently higher rates than in the prior year for all the subsidiaries. Refer to note 14 for assumptions used.
Changes to the deferred income tax rates were significant for the following entities:

	Percent (%)
	2025	2024	2023
Harmony Company	20.8	26.4	26.4
Freegold	17.4	12.6	11.4
Moab	21.2	19.0	16.7
Mponeng	17.2	8.1	17.7
Randfontein	17.2	12.3	10.5
Kalgold	26.2	21.5	17.1
Chemwes Proprietary Limited (Chemwes)	26.3	18.1	11.0
These changes, together with changes in the temporary differences, had the following impacts:
▪Increase of temporary differences related to the carrying value of property, plant and equipment resulted in an increase of R1 079 million in the deferred tax expense (2024: R510 million) (2023: R377 million)
▪Unwinding of temporary differences related to the utilisation of unredeemed capital expenditure and assessed loss balances resulted in an increase of R167 million in the deferred tax expense (2024: R74 million) (2023: R169 million)
and R17 million (2024: R120 million) (2023: R9 million) in the deferred tax expense, respectively
▪The change in deferred tax rates of Mponeng, applied to balances excluding hedge accounted derivatives, resulted in a increase in the deferred tax expense to the amount of R329 million (2024: R379 million decrease)
(2023: R144 million increase)
▪The change in deferred tax rates of the remaining legal entities in the group, applied to balances excluding hedge accounted derivatives, resulted in an increase in the deferred tax expense to the amount of R805 million
(2024: R239 million) (2023: R444 million).
11Taxation continued
(d)The Harmony group is within the scope of the Pillar Two model rules established by the Organisation for Economic
Co-operation and Development (OECD). Harmony is liable to pay a top-up tax for the difference between its Pillar Two effective tax rate per jurisdiction and the 15% minimum rate. Harmony has applied the exemption to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes. Harmony operates in the
South African, Australian and Papua New Guinea tax jurisdictions. Legislation addressing Pillar Two income tax laws has been passed and implemented by the governments of South Africa and Australia for an implementation date for years of assessment beginning on or after 1 January 2024. No announcements regarding Pillar Two income tax laws have been made by the Papua New Guinean government.
Harmony is therefore subject to Pillar Two income tax laws in the South African and Australian jurisdictions for the 2025 financial year and onwards. Based on the assessment performed and application of the available transitional safe harbours for the South African jurisdiction, it is assessed that none of Harmony’s profits in this jurisdiction would be at risk of being subject to Pillar Two income taxes. For the Australian jurisdiction, the detailed assessment performed determined an effective tax rate that exceeds 15%, resulting in no Pillar Two top-up taxes being payable for this jurisdiction.

Disclosure Of Major Components Of Mining Tax Expense (Income)	The following legal entities contributed significantly to the mining tax expense:

	SA Rand
Figures in million	2025	2024	2023
Harmony Gold Mining Company Limited (Harmony Company)	253	144	—
Golden Core Trade and Invest (Proprietary) Limited (Mponeng)	1 990	1 129	272
Freegold (Harmony) (Proprietary) Limited (Freegold)	365	235	—
Harmony Moab Khotsong Operations (Proprietary) Limited (Moab)	688	539	263
Kalahari Goldridge Mining Company Limited (Kalgold)	135	42	—
Randfontein Estates Limited (Randfontein)	216	42	—
Tswelopele Beneficiation Operation Proprietary Limited (TBO)	269	181	97

Disclosure of deferred tax rates	Changes to the deferred income tax rates were significant for the following entities:

	Percent (%)
	2025	2024	2023
Harmony Company	20.8	26.4	26.4
Freegold	17.4	12.6	11.4
Moab	21.2	19.0	16.7
Mponeng	17.2	8.1	17.7
Randfontein	17.2	12.3	10.5
Kalgold	26.2	21.5	17.1
Chemwes Proprietary Limited (Chemwes)	26.3	18.1	11.0

Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate	Income and mining tax rates
Major items causing the group's income tax provision to differ from the South African mining statutory tax rate of 33% were:

	SA Rand
Figures in million	2025	2024	2023
Tax expense on net profit at the mining statutory tax rate	6 998	3 884	2 180
Non-allowable deductions and non-taxable items	602	510	314
Equity-settled share-based payments	226	82	32
Exploration expenditure	201	242	25
Finance costs	87	138	145
Other	88	48	112
Movement in temporary differences related to property, plant and equipment (a)	649	1 596	333
Movements in other temporary differences	(236)	(699)	(80)
Difference between effective mining tax rate and statutory mining rate on mining income	(796)	(650)	(303)
Difference between non-mining tax rate and statutory mining rate on non- mining income	(43)	(23)	(1)
Effect on temporary differences due to changes in effective tax rates	1 150	(87)	588
Capital allowances (b)	(1 327)	(1 183)	(1 059)
Utilisation of deferred tax asset previously not recognised (c)	(339)	(266)	(249)
Income and mining taxation expense	6 658	3 082	1 723
Effective income and mining tax rate (%)	31	26	26
(a)The amount in 2025 was mainly as a result of the increase in the unredeemed capital expenditure balance of Avgold
Limited (Avgold). This was offset by an increase in net carrying value of property, plant and equipment for Mponeng, Moab and Chemwes. The amount in 2024 mainly relates to an increase in the unredeemed capital expenditure balance of
Avgold as well as the impairment of Target North. This was offset by an increase in the net carrying value of property, plant and equipment of Chemwes.
(b)This relates to the additional capital allowance that may be deducted from taxable income from mining operations in South
Africa. A significant portion relates to Avgold which has a 0% effective tax rate.
(c)This relates to the utilisation of PNG tax losses for which future taxable profits were previously assessed as uncertain and were not considered probable.

Analysis of Deferred Tax Assets and Liabilities and Potential Future Tax Deductions	The analysis of deferred tax assets and liabilities is as follows:

	SA Rand
Figures in million	2025	2024
Deferred tax assets	(2 184)	(1 080)
Deferred tax asset to be recovered after more than 12 months	(1 121)	(844)
Deferred tax asset to be recovered within 12 months	(1 063)	(236)
Deferred tax liabilities	6 545	3 891
Deferred tax liability to be recovered after more than 12 months	5 874	3 488
Deferred tax liability to be recovered within 12 months	671	403

Net deferred tax liability	4 361	2 811
Deferred tax liabilities and assets on the balance sheet as of 30 June 2025 and 30 June 2024 relate to the following:

	SA Rand
Figures in million	2025	2024
Gross deferred tax liabilities	6 545	3 891
Amortisation and depreciation (a)	6 468	3 778
Derivative financial instruments	26	61
Other	51	52
Gross deferred tax assets	(2 184)	(1 080)
Unredeemed capital expenditure (b)	(1 725)	(2 623)
Provisions, including non-current provisions	(1 300)	(1 227)
Derivative financial instruments	(1 578)	(350)
Contingent consideration liability	(334)	(154)
Streaming contract liability	—	(15)
Other	(29)	(3)
Tax losses (c)	(1 872)	(1 922)
Deferred tax asset not recognised (d)	4 654	5 214

Net deferred tax liability	4 361	2 811
(a)The increase in amortisation and depreciation year on year is as a result of the increase in the carrying amount of property, plant and equipment, mainly relating to asset additions. Refer to note 14.
(b)Unredeemed capital expenditure mainly consists of Hidden Valley R1 358 million (2024: R2 374 million).
(c)The majority of the amount relates to Australia and PNG tax losses of R1 023 million (2024: R787 million) and
R823 million (2024: R1 101 million) respectively.
(d)The deferred tax asset not recognised relates to Harmony's PNG and Australian operations.
Movement in the net deferred tax liability recognised in the balance sheet is as follows:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	2 811	2 105
Expense per income statement	2 486	666
Tax expense/(credit) directly charged to other comprehensive income[1]	(936)	40
Balance at end of year	4 361	2 811
Deferred tax assets per balance sheet	(114)	(140)
Deferred tax liabilities per balance sheet	4 475	2 951
[1]Relates predominantly to hedge-accounted derivative financial instruments. Refer to note 17 and 23.
A deferred tax asset continues to be recognised for Harmony Company at 30 June 2025. At 30 June 2025, it is considered probable that sufficient future taxable profits will be available against which the remaining deductible temporary differences existing at the reporting date can be utilised.
11Taxation continued
Deferred tax continued

	SA Rand
Figures in million	2025	2024
As at 30 June, the group had the following potential future tax deductions:
Unredeemed capital expenditure available for utilisation against future mining taxable income (a)	53 889	51 988
Tax losses carried forward utilisable against mining taxable income (b)	9 504	9 296
Capital gains tax (CGT) losses available to be utilised against future CGT gains (d)	570	570
As at 30 June, the group has not recognised the following deferred tax asset amounts relating to the above:	19 742	19 140
The unrecognised temporary differences are:
Unredeemed capital expenditure (c)	52 361	51 018
Tax losses (b)	9 504	9 231
CGT losses (d)	570	570
(a)Includes Avgold R38 661 million (2024: R34 368 million), Chemwes Rnil (2024: R635 million), Moab R1 139 million
(2024: R161 million) and Hidden Valley R13 700 million (2024: R16 650 million). These have an unlimited carry-forward period.
(b)Relates mainly to Australia R3 410 million (2024: R2 623 million), PNG R2 744 million (2024: R3 670 million) and Avgold
R3 255 million (2024: R2 851 million). These have an unlimited carry-forward period.
(c)Relates to Avgold and Hidden Valley.
(d)The CGT losses relate to the gross CGT losses available to be utilised against future CGT gains. These have an unlimited carry-forward period.